Employee benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Issued During Period, Shares, Employee Benefit Plan	64,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	36,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	9,175
Stock Issued During Period, Shares, Employee Stock Ownership Plan	0
Stock Based Compensation Vesting Option	27,505
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	9,175
Weighted-average grant date fair value of the stock options granted	$ 180.85
Fair value	9,175
Stock options	$ 1,659,299
Compensation expense	27,505
Unvested stock options	$ 3,021,643
Unvested stock options recognized over a period	1 year 4 months 24 days
Stock-based compensation expense	$ 3,611,935
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	27,505
One Energy Enterprises Inc [Member]
Percentage of eligible employee earnings	5.00%
Contributions under salary deferral plan	$ 293,975	$ 202,128
Profit sharing contribution under salary deferral plan	$ 0	$ 0